Benefit-Responsive Investments (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts at contract value	$ 418,633	$ 466,733
Investments at fair value	$ 12,007,330	10,652,600
Crediting interest rate, minimum (percent)	0.00%
Collective investments trusts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts at contract value	$ 428,000	479,000
Investments at fair value	412,000	447,000
Synthetic GICs
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fully benefit-responsive investment contracts at contract value	$ 419,000	$ 467,000